Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Historical Cost and Redemption Values for the Non-Controlling Interests

requires the delivery of registered shares. The table below details the historical cost and redemption values for the non-controlling interests (in millions):

	As of December 31,
	2011	2010
OP units outstanding (millions)	10.5	10.5
Market price per Host Inc. common share	$14.77	$17.87
Shares issuable upon conversion of one OP unit	1.021494	1.021494
Redemption value (millions)	$158	$191
Historical cost (millions)	$102	$101
Book value (millions) (1)	$158	$191

(1)	The book value recorded is equal to the greater of the redemption value or the historical cost.

Components of Total Accumulated Other Comprehensive Income in the Balance Sheets

The components of total accumulated other comprehensive income (loss) in the balance sheets are as follows (in millions):

	As of December 31,
	2011	2010
Gain on forward currency contracts	$11	$7
Loss on interest rate swap cash flow hedges	(3)	—
Foreign currency translation	(9)	18

Total accumulated other comprehensive income (loss)	$(1)	$25

Earnings (Loss) Per Common Share Table

Host Inc. Earnings (Loss) Per Common Share

Basic earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders by the weighted average number of shares of Host Inc. common stock outstanding. Diluted earnings (loss) per common share is computed by dividing net income (loss) available to common stockholders, as adjusted for potentially dilutive securities, by the weighted average number of shares of Host Inc. common stock outstanding plus other potentially dilutive securities. Dilutive securities may include shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

	Year ended December 31,
	2011	2010	2009
	(in millions, except per share amounts)
Net loss	$(16)	$(132)	$(258)
Net loss attributable to non-controlling interests	1	2	6
Dividends on preferred stock	—	(4)	(9)
Issuance costs of redeemed preferred stock (1)	—	(4)	—

Loss available to common stockholders	(15)	(138)	(261)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures (2)	—	—	(2)

Diluted loss available to common stockholders	$(15)	$(138)	$(263)

Basic weighted average shares outstanding	693.0	656.1	586.3
Assuming weighted average shares for the repurchased 2004 Debentures	—	—	.9

Diluted weighted average shares outstanding (3)	693.0	656.1	587.2

Basic loss per share	$(.02)	$(.21)	$(.45)
Diluted loss per share	$(.02)	$(.21)	$(.45)

(1)	Represents the original issuance costs associated with the Class E preferred stock, which stock was redeemed during 2010.
(2)

During 2009, we repurchased $75 million face amount of our $500 million 3 1/4% exchangeable senior debentures (the “2004 Debentures”) with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to Host Inc. common stock equivalents at the start of the period. Accordingly, the 2009 adjustments to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.

(3)	There are 47 million, 53 million and 51 million potentially dilutive shares for our exchangeable senior debentures and shares granted under comprehensive stock plans which were not included in the computation of diluted EPS as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 “Debt” for the terms and conditions of our exchangeable senior debentures and Note 8 “Employee Stock Plans” for the terms and conditions of our comprehensive stock plans.

Earnings (Loss) Per Common Unit Table

Host L.P. Earnings (Loss) Per Common Unit

Basic earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders by the weighted average number of common units outstanding. Diluted earnings (loss) per common unit is computed by dividing net income (loss) available to common unitholders, as adjusted for potentially dilutive securities, by the weighted average number of common units outstanding plus other potentially dilutive securities. Dilutive securities may include units distributed to Host Inc. to support Host Inc. common shares granted under comprehensive stock plans, other non-controlling interests that have the option to convert their limited partnership interests to common OP units and convertible debt securities. No effect is shown for any securities that are anti-dilutive.

	Year ended December 31,
	2011	2010	2009
	(in millions, except per unit amounts)
Net loss	$(16)	$(132)	$(258)
Net loss attributable to non-controlling interests	1	—	1
Distributions on preferred units	—	(4)	(9)
Issuance costs of redeemed preferred units (1)	—	(4)	—

Loss available to common unitholders	(15)	(140)	(266)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures (2)	—	—	(2)

Diluted loss available to common unitholders	$(15)	$(140)	$(268)

Basic weighted average units outstanding	688.9	653.0	598.3
Assuming weighted average units for the repurchased 2004 Debentures	—	—	.9

Diluted weighted average units outstanding (3)	688.9	653.0	599.2

Basic loss per unit	$(.02)	$(.21)	$(.44)
Diluted loss per unit	$(.02)	$(.21)	$(.45)

(1)	Represents the original issuance costs associated with the Class E preferred OP units, which units were redeemed during 2010.
(2)

During 2009, we repurchased $75 million face amount of our $500 million 3 1/4% exchangeable senior debentures (the “2004 Debentures”) with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to common unit equivalents at the start of the period. Accordingly, the 2009 adjustment to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.

(3)	There are 46 million, 51 million and 50 million potentially dilutive units for our exchangeable senior debentures and for units distributable to Host Inc. for Host Inc. shares granted under comprehensive stock plans which were not included in the computation of diluted earnings per unit as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 “Debt” for the terms and conditions of our Exchangeable Senior Debentures and Note 8 “Employee Stock Plans” for the terms and conditions of Host Inc.’s comprehensive stock plans.